UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE SMALL CAP GROWTH FUND

FORM N-Q

JULY 31, 2015

CLEARBRIDGE SMALL CAP GROWTH FUND

Schedule of investments (unaudited)	July 31, 2015

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.1%
CONSUMER DISCRETIONARY - 12.0%
Auto Components - 0.9%
Fox Factory Holding Corp.	1,032,853	$16,401,705	*
Gentherm Inc.	370,690	18,656,828	*

Total Auto Components		35,058,533

Distributors - 1.5%
Core-Mark Holding Co. Inc.	848,247	53,923,062

Diversified Consumer Services - 0.5%
LifeLock Inc.	2,323,170	18,399,506	*

Hotels, Restaurants & Leisure - 2.8%
Buffalo Wild Wings Inc.	438,259	85,714,695	*
Noodles & Co.	1,097,503	16,989,347	*

Total Hotels, Restaurants & Leisure		102,704,042

Media - 2.4%
Lions Gate Entertainment Corp.	2,279,047	89,293,061

Specialty Retail - 3.9%
Hibbett Sports Inc.	1,201,515	54,729,008	*
Monro Muffler Brake Inc.	1,050,203	66,425,340
Stage Stores Inc.	1,270,881	22,367,506

Total Specialty Retail		143,521,854

TOTAL CONSUMER DISCRETIONARY		442,900,058

CONSUMER STAPLES - 3.3%
Food & Staples Retailing - 3.3%
Casey’s General Stores Inc.	759,157	77,597,233
Fresh Market Inc.	1,485,839	45,318,089	*

TOTAL CONSUMER STAPLES		122,915,322

ENERGY - 1.2%
Energy Equipment & Services - 1.2%
Newpark Resources Inc.	3,510,038	25,377,575	*
TETRA Technologies Inc.	3,695,777	17,591,898	*

Total Energy Equipment & Services		42,969,473

Oil, Gas & Consumable Fuels - 0.0%
Comstock Resources Inc.	821,415	1,034,983

TOTAL ENERGY		44,004,456

FINANCIALS - 10.6%
Banks - 4.5%
Old National Bancorp	1,959,810	28,201,666
SVB Financial Group	547,775	78,386,603	*
Western Alliance Bancorp	1,778,534	60,167,805	*

Total Banks		166,756,074

See Notes to Schedule of Investments.

CLEARBRIDGE SMALL CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2015

SECURITY	SHARES	VALUE
Capital Markets - 3.9%
Financial Engines Inc.	1,629,216	$74,715,846
WisdomTree Investments Inc.	2,850,884	70,987,011

Total Capital Markets		145,702,857

Diversified Financial Services - 0.0%
Primus Guaranty Ltd.	734,347	132,183	*(a)

Insurance - 1.0%
American Equity Investment Life Holding Co.	1,210,017	35,743,902

Real Estate Management & Development - 1.2%
Jones Lang LaSalle Inc.	257,149	45,782,808

TOTAL FINANCIALS		394,117,824

HEALTH CARE - 18.5%
Biotechnology - 1.3%
Acorda Therapeutics Inc.	891,926	30,646,577	*
MiMedx Group Inc.	1,655,420	17,762,657	*

Total Biotechnology		48,409,234

Health Care Equipment & Supplies - 4.1%
Endologix Inc.	1,878,467	26,786,939	*
Insulet Corp.	1,908,283	64,671,711	*
Integra LifeSciences Holdings Corp.	601,814	38,594,332	*
Novadaq Technologies Inc.	1,830,399	20,994,677	*

Total Health Care Equipment & Supplies		151,047,659

Health Care Providers & Services - 2.2%
Accretive Health Inc.	1,928,961	5,034,588	*
Diplomat Pharmacy Inc.	457,134	21,110,448	*
Mednax Inc.	663,665	56,172,606	*

Total Health Care Providers & Services		82,317,642

Health Care Technology - 5.1%
athenahealth Inc.	544,466	76,203,461	*
Medidata Solutions Inc.	1,809,017	97,325,115	*
Vocera Communications Inc.	1,246,298	15,454,095	*

Total Health Care Technology		188,982,671

Life Sciences Tools & Services - 4.6%
ICON PLC	1,464,164	118,304,451	*
INC Research Holdings Inc., Class A Shares	1,013,095	50,685,143	*

Total Life Sciences Tools & Services		168,989,594

Pharmaceuticals - 1.2%
Pacira Pharmaceuticals Inc.	689,772	45,814,656	*

TOTAL HEALTH CARE		685,561,456

INDUSTRIALS - 12.7%
Aerospace & Defense - 1.8%
Orbital ATK Inc.	940,062	66,697,399

Air Freight & Logistics - 1.2%
XPO Logistics Inc.	1,063,646	46,109,054	*

Building Products - 1.8%
Trex Co. Inc.	1,456,202	66,067,885	*

See Notes to Schedule of Investments.

CLEARBRIDGE SMALL CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2015

SECURITY	SHARES	VALUE
Commercial Services & Supplies - 2.1%
Copart Inc.	1,103,473	$39,758,132	*
US Ecology Inc.	813,514	37,332,158

Total Commercial Services & Supplies		77,090,290

Construction & Engineering - 0.5%
Quanta Services Inc.	707,613	19,544,271	*

Electrical Equipment - 0.6%
Thermon Group Holdings Inc.	874,502	21,101,733	*

Machinery - 3.7%
Chart Industries Inc.	1,054,775	28,795,358	*
IDEX Corp.	702,280	53,394,348
Tennant Co.	904,815	54,116,985

Total Machinery		136,306,691

Professional Services - 0.4%
RPX Corp.	988,449	15,301,190	*

Trading Companies & Distributors - 0.6%
H&E Equipment Services Inc.	1,337,900	24,001,926

TOTAL INDUSTRIALS		472,220,439

INFORMATION TECHNOLOGY - 36.5%
Electronic Equipment, Instruments & Components - 4.4%
FEI Co.	926,287	79,632,894
MTS System Corp.	650,100	42,002,961
OSI Systems Inc.	617,674	43,348,361	*

Total Electronic Equipment, Instruments & Components		164,984,216

Internet Software & Services - 11.7%
comScore Inc.	1,149,204	67,228,434	*
Cornerstone OnDemand Inc.	1,416,696	51,086,058	*
Cvent Inc.	758,697	20,424,123	*
Envestnet Inc.	855,949	38,765,930	*
GrubHub Inc.	739,831	23,460,041	*
LivePerson Inc.	3,109,517	29,882,458	*(b)
Marketo Inc.	2,060,851	62,670,479	*
MercadoLibre Inc.	399,627	52,227,253
New Relic Inc.	174,251	6,063,935	*
OPOWER Inc.	1,101,003	11,065,080	*
Wix.com Ltd.	532,677	14,914,956	*
XO Group Inc.	705,842	10,467,637	*
Zillow Group Inc., Class A Shares	540,397	44,042,355	*

Total Internet Software & Services		432,298,739

IT Services - 3.1%
Cardtronics Inc.	758,187	28,105,992	*
MAXIMUS Inc.	1,288,764	87,906,593

Total IT Services		116,012,585

Semiconductors & Semiconductor Equipment - 2.5%
Integrated Device Technology Inc.	2,105,785	40,241,552	*
Monolithic Power Systems	768,199	39,723,570
Ultratech Inc.	844,785	13,448,977	*

Total Semiconductors & Semiconductor Equipment		93,414,099

Software - 14.8%
Aspen Technology Inc.	1,655,787	73,483,827	*
Barracuda Networks Inc.	1,623,346	44,544,614	*
BroadSoft Inc.	1,197,133	41,803,884	*
Fortinet Inc.	2,195,180	104,797,893	*
HubSpot Inc.	341,048	18,399,540	*
Imperva Inc.	971,107	63,801,730	*
MINDBODY Inc., Class A Shares	819,110	8,027,278	*(b)
Monotype Imaging Holdings Inc.	1,545,985	38,541,406
Qualys Inc.	1,107,099	40,918,379	*
Solarwinds Inc.	1,210,066	48,269,533	*

See Notes to Schedule of Investments.

CLEARBRIDGE SMALL CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2015

SECURITY		SHARES	VALUE
Software - (continued)
Varonis Systems Inc.		491,833	$10,225,208	*
Verint Systems Inc.		933,231	54,332,709	*

Total Software			547,146,001

TOTAL INFORMATION TECHNOLOGY			1,353,855,640

MATERIALS - 1.5%
Chemicals - 0.9%
Balchem Corp.		571,701	32,398,296

Metals & Mining - 0.6%
Compass Minerals International Inc.		305,040	24,403,200

TOTAL MATERIALS			56,801,496

UTILITIES - 0.8%
Electric Utilities - 0.8%
ITC Holdings Corp.		899,436	30,382,948

TOTAL COMMON STOCKS (Cost - $2,683,967,734)			3,602,759,639

PREFERRED STOCKS - 0.9%
CONSUMER DISCRETIONARY - 0.2%
Media - 0.2%
Turn Inc., Series E Shares		878,957	5,572,587	(a)(c)(d)

INFORMATION TECHNOLOGY - 0.7%
Software - 0.7%
AppDynamics Inc., Series E Shares		690,354	9,609,728	(a)(c)(d)
Datastax Inc.		891,687	5,269,870	(a)(c)(d)
DocuSign Inc.		628,342	12,177,268	(a)(c)(d)

TOTAL INFORMATION TECHNOLOGY			27,056,866

TOTAL PREFERRED STOCKS (Cost - $32,563,515)			32,629,453

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,716,531,249)			3,635,389,092

	RATE
SHORT-TERM INVESTMENTS - 2.5%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $93,086,219)	0.118%	93,086,219	93,086,219

TOTAL INVESTMENTS - 100.5% (Cost - $2,809,617,468#)			3,728,475,311
Liabilities in Excess of Other Assets - (0.5)%			(18,476,111)

TOTAL NET ASSETS - 100.0%			$3,709,999,200

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(b)	In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer. At July 31, 2015, the total market value of Affiliated Companies was $37,909,736, and the cost was $44,045,697 (See Note 3).

(c)	Illiquid security.

(d)	Restricted security (See Note 4).

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Small Cap Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks:†
Financials	$393,985,641	—	$132,183	$394,117,824
Other common stock	3,208,641,815	—	—	3,208,641,815
Preferred stocks	—	—	32,629,453	32,629,453

Total long-term investments	$3,602,627,456	—	$32,761,636	$3,635,389,092

Short-term investments†	93,086,219	—	—	93,086,219

Total investments	$3,695,713,675	—	$32,761,636	$3,728,475,311

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At July 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,134,962,061
Gross unrealized depreciation	(216,104,218)

Net unrealized appreciation	$918,857,843

3. Transactions with affiliated companies

An “Affiliated Company”, as defined in the 1940 Act, includes a company in which the Fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the period ended July 31, 2015:

	Affiliate Value at 10/31/14	Purchased		Sales		Dividend Income	Affiliate Value at 7/31/15	Realized Gain/Loss
Company		Cost	Shares	Cost	Shares
LivePerson Inc.	$52,001,093	—	—	$7,043,694	501,670	—	$29,882,458	$45,157
Primus Guaranty Ltd.*	291,808	—	—	—	387,990	—	—	86,392
MINDBODY Inc. Class A Shares**	—	$11,745,033	819,110	—	—	—	8,027,278	—

	$52,292,901	$11,745,033		$7,043,694		—	$37,909,736	$131,549

*	This security is no longer an affiliate company as of 7/31/15

**	This security was not an affiliate company as of 10/31/14

4. Restricted securities

The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are valued in good faith in accordance with procedures approved by the Board of Trustees.

Security	Number of Shares	Acquisition Date	Cost	Fair Value at 7/31/2015	Value per Share	Percent of Net Assets	Distributions Received
AppDynamics Inc., Series E Shares	690,354	7/14	$6,836,023	$9,609,728	$13.92	0.26%	—
Datastax Inc.	891,687	8/14	6,399,994	5,269,870	5.91	0.14	—
DocuSign Inc.	628,342	4/15	11,996,997	12,177,268	19.38	0.33	—
Turn Inc., Series E Shares	878,957	12/13	7,330,501	5,572,587	6.34	0.15	—

			$32,563,515	$32,629,453		0.88%	—

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 21, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	September 21, 2015